Employee Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefits

NOTE 16	Employee Benefits

Employee Retirement Savings Plan
The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested at their direction among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four
percent of each employee’s eligible annual compensation. The Company’s matching contribution vests immediately and is invested in the same manner as each employee’s future contribution elections. Total expense for the Company’s matching contributions was $179 million, $171 million and $156 million in 2019, 2018 and 2017, respectively.
Pension Plans
The Company has a tax qualified noncontributory defined benefit pension plan that provides benefits to substantially all its employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and years of service. Participants also receive an annual interest credit. Employees become vested upon completing three years
of vesting service. For participants in the plan before 2010 that elected to stay under their existing formula, pension benefits are provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. Additionally, as a result of plan mergers, a portion of pension benefits may also be provided using a cash balance benefit formula where only interest credits continue to be credited to participants’ accounts.
In general, the Company’s qualified pension plan’s funding objectives include maintaining a funded status sufficient to meet participant benefit obligations over time while reducing long-term funding requirements and pension costs. The Company has an established process for evaluating the plan, its performance and significant plan assumptions, including the assumed discount rate and the long-term rate of return (“LTROR”).

Annually, the
Company’s Compensation and Human Resources Committee (the “Committee”), assisted by outside consultants, evaluates plan objectives, funding policies and plan investment policies considering its long-term investment time horizon and asset allocation strategies. The process also evaluates significant plan assumptions. Although plan assumptions are established annually, the Company may update its analysis on an interim basis in order to be responsive to significant events that occur during the year, such as plan mergers and amendments.
The Company’s funding policy is to contribute amounts to its plan sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended by the Pension Protection Act, plus such additional amounts as the Company determines to be appropriate. The Company did no
t
contribute to its qualified pension plan in 2019 and 2018. The Company expects
to contribute
approximately $125 million
to the plan in 2020. Any contributions made to the qualified plan are invested in accordance with established investment policies and asset allocation strategies.
In addition to the funded qualified pension plan, the Company maintains a non-qualified
plan that is unfunded and provides benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plan. In 2020, the Company expects to contribute approximately

$25 million to its
non-qualified
pension plan which equals the 2020 expected benefit payments.
Postretirement Welfare Plan
In addition to providing pension benefits, the Company provides health care and death benefits to certain former employees who retired prior to January 1, 2014. Employees retiring after December 31, 2013, are not eligible for retiree health care benefits. The Company expects to contribute approximately

$4 million to its postretirement welfare plan in 2020.
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2019	2018	2019	2018

Change In Projected Benefit Obligation (a)
Benefit obligation at beginning of measurement period	$5,507	$5,720	$54	$68
Service cost	192	208	–	–
Interest cost	249	224	2	2
Participants’ contributions	–	–	7	8
Actuarial loss (gain)	1,100	(440)	(4)	(7)
Lump sum settlements	(56)	(50)	–	–
Benefit payments	(163)	(155)	(13)	(18)
Federal subsidy on benefits paid	–	–	1	1
Benefit obligation at end of measurement period (b)	$6,829	$5,507	$47	$54
Change In Fair Value Of Plan Assets (c)
Fair value at beginning of measurement period	$4,936	$5,482	$81	$87
Actual return on plan assets	1,095	(365)	6	–
Employer contributions	26	24	4	5
Participants’ contributions	–	–	6	7
Lump sum settlements	(56)	(50)	–	–
Benefit payments	(163)	(155)	(13)	(18)
Fair value at end of measurement period	$5,838	$4,936	$84	$81
Funded (Unfunded) Status	$(991)	$(571)	$37	$27
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$–	$–	$37	$27
Current benefit liability	(25)	(23)	–	–
Noncurrent benefit liability	(966)	(548)	–	–
Recognized amount	$(991)	$(571)	$37	$27
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(2,271)	$(1,981)	$68	$66
Net prior service credit (cost)	–	–	14	18
Recognized amount	$(2,271)	$(1,981)	$82	$84

(a)	The increase and the decrease in the projected benefit obligation for 2019 and 2018, respectively, were primarily due to discount rate changes.

(b)	At December 31, 2019 and 2018, the accumulated benefit obligation for all pension plans was $6.2 billion and $5.0 billion.

(c)	The increase and the decrease in the fair value of plan assets for 2019 and 2018, respectively, were primary due to market conditions.

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2019	2018
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$6,829	$5,507
Fair value of plan assets	5,838	4,936
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$553	$467
Fair value of plan assets	–	–

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2019	2018	2017	2019	2018	2017

Components Of Net Periodic Benefit Cost
Service cost	$192	$208	$187	$–	$–	$–
Interest cost	249	224	220	2	2	2
Expected return on plan assets	(383)	(379)	(284)	(3)	(3)	(3)
Prior service cost (credit) and transition obligation (asset) amortization	–	–	(2)	(3)	(3)	(3)
Actuarial loss (gain) amortization	98	146	127	(6)	(6)	(5)
Net periodic benefit cost	$156	$199	$248	$(10)	$(10)	$(9)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(388)	$(305)	$(48)	$7	$3	$7
Net actuarial loss (gain) amortized during the year	98	146	127	(6)	(6)	(5)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	–	–	(2)	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$(290)	$(159)	$77	$(2)	$(6)	$(1)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(446)	$(358)	$(171)	$8	$4	$8

The following table sets forth weighted
-
average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2019	2018	2019	2018
Discount rate (a)	3.40%	4.45%	2.80%	4.05%
Cash balance interest crediting rate	3.00	3.00	*	*
Rate of compensation increase (b)	3.56	3.52	*	*
Health care cost trend rate (c)
Prior to age 65			6.25%	6.50%
After age 65			6.25%	10.00%

(a)
The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified
pension plan and postretirement welfare plan of 15.8, 12.3, and 6.1 years, respectively, for 2019, and 14.7, 11.5 and 5.9 years, respectively, for 2018.

(b)	Determined on an active liability-weighted basis.

(c)	The 2019 and 2018 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at this level thereafter.

*	Not applicable

The following table sets forth weighted
-
average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2019	2018	2017	2019	2018	2017
Discount rate (a)	4.45%	3.84%	4.27%	4.05%	3.34%	3.57%
Cash balance interest crediting rate	3.00	3.00	3.00	*	*	*
Expected return on plan assets (b)	7.25	7.25	7.25	3.50	3.50	3.50
Rate of compensation increase (c)	3.52	3.56	3.58	*	*	*
Health care cost trend rate (d)
Prior to age 65				6.50%	6.75%	7.00%
After age 65				10.00	6.75	7.00

(a)
The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified
pension plan and postretirement welfare plan of 14.7, 11.5, and 5.9 years, respectively, for 2019, and 15.8, 12.3 and 6.1 years, respectively, for 2018.

(b)
With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.

(c)	Determined on an active liability weighted basis.

(d)	The 2019, 2018 and 2017 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at that level thereafter.

*	Not applicable

Investment Policies and Asset Allocation
In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the United States and in foreign countries. Estimated future returns and other actuarially determined adjustments are also considered in calculating the estimated return on assets.
Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. In an effort to minimize volatility, while recognizing the long-term up-side
potential of investing in equities, the Committee has determined that a target asset allocation of 35 percent long duration bonds, 30 percent global equities, 10 percent real estate equities, 10 percent private equity funds, 5 percent domestic mid-small
cap equities, 5 percent emerging markets equities, and 5 percent hedge funds is appropriate.
At December 31, 2019 and 2018, plan assets included an asset management arrangement with
a
related party totaling $57 million and $52 million, respectively.
In accordance with authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 21 for further discussion on these levels.
The assets of the qualified pension plan include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plan also invests in U.S. agency, corporate and municipal debt securities, which are all valued based on observable market prices or data by third
-
party pricing services, and mutual funds which are valued based on quoted net asset values provided by the trustee of the fund; these assets are classified as Level 2. Additionally, the qualified pension plan invests in certain assets that are valued based on net asset values as a practical expedient, including investments in collective investment funds, hedge funds, and private equity funds; the net asset values are provided by the fund trustee or administrator and are not classified in the fair value hierarchy.
The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plan								Postretirement Welfare Plan
	2019				2018				2019	2018
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 1
Cash and cash equivalents	$58	$–	$–	$58	$54	$–	$–	$54	$40	$42
Debt securities	727	1,073	–	1,800	631	904	–	1,535	–	–
Corporate s tock
Real estate equity securities (a)	–	–	–	–	109	–	–	109	–	–
Mutual funds
Debt securities	–	304	–	304	–	295	–	295	–	–
Emerging markets equity securities	–	136	–	136	–	113	–	113	–	–
Other	–	–	3	3	–	–	3	3	–	–
	$785	$1,513	$3	2,301	$794	$1,312	$3	2,109	40	42
Plan investment assets not classified in fair value hierarchy (b) :
Collective investment funds
Domestic equity securities				1,328				1,183	27	24
Mid-small cap equity securities (c)				323				340	–	–
International equity securities				752				643	17	15
Real e state securities				547				146	–	–
Hedge funds (d)				283				290	–	–
Private equity funds (e)				304				225	–	–
Total plan investment assets at fair value				$5,838				$4,936	$84	$81

(a)	At December 31, 2018, securities included $ 56 million in domestic equities and $ 53 million in international equities.

(b)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.

(c)	At December 31, 2019 and 2018, securities included $ 323 million and $ 340 million in domestic equities, respectively.

(d)	This category consists of several investment strategies diversified across several hedge fund managers.

(e)	This category consists of several investment strategies diversified across several private equity fund managers.

The following table summarizes the changes in fair value for qualified pension plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2019	2018	2017
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$3	$2	$1
Unrealized gains (losses) relating to assets still held at end of year	–	–	–
Purchases, sales, and settlements, net	–	1	1
Balance at end of period	$3	$3	$2

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy Receipts
2020	$233	$7	$1
2021	254	6	1
2022	267	6	1
2023	294	6	1
2024	306	5	1
2025-2029	1,811	19	2

(a)	Net of expected retiree contributions and before Medicare Part D subsidy.